Key Management Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Key Management Transactions
Schedule of transactions with key management
	Year ended	Year ended
	December 31,	December 31,
	2024	2023

Salaries and employee benefits	$1,947	$1,235
Directors’ fees	452	341
Consulting fees	65	-
Share-based payments	1,164	1,549